Contract Assets - Schedule of Contract Assets Net of Allowance for Credit Loss (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Schedule of Contract Assets Net of Allowance for Credit Loss [Abstract]
Contract assets	$ 559,057	$ 912,349
Less: allowance for expected credit loss	(5,839)	(14,940)
Total	$ 553,218	$ 897,409